Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of income before income tax expense

	For the years ended December 31, 2025
	RMB	US$
PRC	466,207,421	66,666,775
Cayman	418,226,619	59,805,611
Others	(145,132,065)	(20,753,611)
Total	739,301,975	105,718,775

Schedule of Current and Deferred Component of Income Tax Expense

	For the years ended December 31,
	2023	2024
	RMB	RMB
Current income tax expense	64,458,408	65,805,623
Deferred income tax benefit	(2,117,892)	—
Total income tax expense	62,340,516	65,805,623

	For the years ended December 31, 2025
	RMB	US$
Current income tax expense:
PRC	24,067,270	3,441,573
Hong Kong	5,673,334	811,276
United States	834,699	119,360
Australia	93,526	13,374
United Kingdom	5,750	822
Total current tax expense	30,674,579	4,386,405

Deferred income tax expense	—	—

Total income tax expense:
PRC	24,067,270	3,441,573
Hong Kong	5,673,334	811,276
United States	834,699	119,360
Australia	93,526	13,374
United Kingdom	5,750	822
Total income tax expense	30,674,579	4,386,405

Schedule of Principal Components of Deferred Tax Assets and Liabilities

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Allowance for finance lease receivable	1,613,414	1,756,839	251,225
Allowance for other current assets	19,387,060	27,884,637	3,987,450
Impairment loss from long-lived assets	385,314	385,314	55,099
Guarantee liabilities	47,762	47,762	6,830
Share-based compensation	34,309,231	32,900,502	4,704,709
Fair value change on investments	105,192,397	108,338,541	15,492,205
Fair value change on financial assets	839,617	23,703,239	3,389,518
Lease liabilities	11,008,553	1,242,650	177,697
Advertising cost	23,027,357	24,007,530	3,433,031
Net operating loss carry forwards	609,993,234	403,082,914	57,640,090
Total deferred tax assets	805,803,939	623,349,928	89,137,854
Less: valuation allowance	(759,896,561)	(606,307,862)	(86,700,870)
Total deferred tax assets, net of valuation allowance	45,907,378	17,042,066	2,436,984
Net off against deferred tax liabilities	(45,907,378)	(17,042,066)	(2,436,984)
Net deferred tax assets	—	—	—
Deferred tax liabilities:
Right-of-use assets	11,113,077	629,683	90,044
Fair value change on financial assets	34,794,301	16,412,383	2,346,940
Total deferred tax liabilities	45,907,378	17,042,066	2,436,984
Net off against deferred tax assets	(45,907,378)	(17,042,066)	(2,436,984)
Net deferred tax liabilities	—	—	—

Schedule of changes related to valuation allowance

	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance at beginning of the year	(1,008,969,418)	(759,896,561)	(108,663,763)
Additions	(85,036,821)	(65,445,776)	(9,358,620)
Reversals	334,109,678	219,034,475	31,321,513
Balance at end of the year	(759,896,561)	(606,307,862)	(86,700,870)

Schedule of Reconciliation of Income Taxes Expense

	For the years ended December 31,
	2023	2024
	RMB	RMB
Income before income tax	101,474,055	157,537,018
PRC statutory income tax rate	25%	25%
Income tax expense at PRC statutory income tax rate	25,368,514	39,384,255
Effect of different tax rates	(25,070,403)	(97,962,122)
Tax exempted income	(198,231)	(113,208,078)
Outside basis difference	(215,985,749)	—
Expenses not deductible for tax purposes	36,882,867	13,122,045
Adjustment on current income tax of the previous periods	(18,394,143)	—
Non-deductible guarantee liability:	93,833,446	—
Write-off of NOL and others	252,778,471	450,292,380
Withholding income tax	4,427,205	23,250,000
Changes in valuation allowance	(91,301,461)	(249,072,857)
Income tax expenses	62,340,516	65,805,623
Effective tax rate	61.4%	41.8%

	For the years ended December 31, 2025
	Amount	Percent
	RMB	%
Income/(loss) before income tax	739,301,975	100.0%
PRC statutory income tax rate	25.0%	—
Computed income tax expense with PRC statutory income tax rate	184,825,494	25.0%

Domestic tax effects
Tax exempted income	(10,955,971)	(1.5)%
Write-off of NOL	22,301,473	3.0%
Changes in valuation allowance	(112,048,066)	(15.2)%
Other	7,315,121	1.0%

Foreign tax effects
Hong Kong
Statutory tax rate difference between Hong Kong and PRC	10,150,643	1.4%
Tax exempted income	(1,966,394)	(0.3)%
Changes in valuation allowance	22,856,618	3.1%
Other	5,632,510	0.8%
Cayman
Statutory tax rate difference between Cayman and PRC	(104,556,655)	(14.1)%
Other foreign jurisdictions	7,119,806	1.0%

Total	30,674,579	4.1%

Schedule of Income taxes paid, disaggregated by jurisdiction

	For the years ended December 31, 2025
	RMB	US$
Hong Kong	5,631,579	805,305
Others* (PRC, US)	160,420	22,940
Total	5,791,999	828,245

* It represents the total amount of all other tax jurisdictions where the income taxes paid is less that 5% of the total.